SCHEDULE OF OPERATING SEGMENTS (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	51.50%	39.40%	27.90%
Advanced engineering [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%